PIMCO Funds

Supplement Dated May 15, 2009 to the

Bond Funds Class A, B and C Prospectus, dated July 31, 2008

Disclosure Related to the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the High Yield Fund and the disclosure in the table providing information with respect to Mr. Gross and the High Yield Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Low Duration		5/87*

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and the disclosure in the table providing information with respect to Mr. Ivascyn and the Income Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Income	Daniel J. Ivascyn	03/07*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 15, 2009 to the

Bond Funds Class D Prospectus, dated October 1, 2008

Disclosure Related to the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the High Yield Fund and the disclosure in the table providing information with respect to Mr. Gross and the High Yield Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Low Duration		5/87*

Total Return		5/87*

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and the disclosure in the table providing information with respect to Mr. Ivascyn and the Income Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Income	Daniel J. Ivascyn	03/07*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 15, 2009 to the

Bond Funds Class R Prospectus, dated July 31, 2008

Disclosure Related to the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the High Yield Fund and the disclosure in the table providing information with respect to Mr. Gross and the High Yield Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.
Low Duration		5/87*

StocksPLUS®		1/98

Total Return		5/87*

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and the disclosure in the table providing information with respect to Mr. Ivascyn and the Income Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Income	Daniel J. Ivascyn	03/07*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 15, 2009 to the

Bond Funds Class P Prospectus, dated September 1, 2008

Disclosure Related to the Convertible Fund and the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the Convertible Fund and the High Yield Fund and the disclosure in the table providing information with respect to Mr. Gross and the Convertible Fund and High Yield Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Convertible	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

High Yield		05/09

Low Duration		5/87*

Low Duration III		12/96*

StocksPLUS®		1/98

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and the disclosure in the table providing information with respect to Mr. Ivascyn and the Income Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Income	Daniel J. Ivascyn	03/07*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 15, 2009 to the

Bond Funds Institutional and Administrative Class Prospectus, dated October 1, 2008

Disclosure Related to the Convertible Fund and the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the Convertible Fund and the High Yield Fund and the disclosure in the table providing information with respect to Mr. Gross and the Convertible Fund and the High Yield Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Convertible	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

High Yield		05/09

Low Duration		5/87*

Low Duration II		10/91*

Low Duration III		12/96*

Moderate Duration		1/98

StocksPLUS®		1/98

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and the disclosure in the table providing information with respect to Mr. Ivascyn and the Income Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Income	Daniel J. Ivascyn	03/07*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement For Future Reference